Investments - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) NUMBER MW	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Investments
Additions and subscriptions	€ 595	€ 727
Share of loss of equity-accounted investments	252	316
Deduction for dividends	€ 1,512	1,752
Percentage of country risk premium	6.00%
Percentage of reasonable changes in cost of capital	1.00%
Other investments	€ 1,329	1,395	€ 1,256
Share of profit of equity-accounted investments	1,414	1,202
Changes in the scope of consolidation	125	650
Purchase price goodwill recognition		33	€ 25
Additions and subscriptions	87	71
Divestments and reimbursements	€ 104	326
North Field East project (NFE)
Investments
Proportion of ownership interest acquired (as a percent)	3.125%
Nigeria LNG Ltd
Investments
Other investments	€ 607	690
Saudi European Petrochemical Co
Investments
Other investments	110	127
Darwin LNG Pty Ltd
Investments
Other investments	€ 84	€ 96
QatarEnergy LNG NFE (5) [member] | North Field East project (NFE)
Investments
Proportion of ownership interest acquired (as a percent)	12.50%
Eni CCUS Holding
Investments
Equity interest disposed (as a percent)	49.99%
Snam Group [Member] | SeaCorridor Srl
Investments
Equity interest disposed (as a percent)			49.90%
BF International Best Fields Best Food Ltd [member]
Investments
Proportion of ownership interest acquired (as a percent)	10.58%
Additions and subscriptions	€ 50
Associates | QatarEnergy LNG NFE (5) [member]
Investments
Proportion of ownership interest acquired (as a percent)	25.00%
Associates | QatarEnergy LNG NFE (5) [member] | North Field East project (NFE)
Investments
Additions and subscriptions	€ 108
Associates | LG-Eni BioRefining Co Ltd [Member] | Enilive
Investments
Additions and subscriptions	€ 45
Proportion of ownership interest in joint venture	49.00%
Associates | Abu Dhabi Oil Refining Co (Takreer)
Investments
Deduction for dividends	€ 56
Associates | Var Energi ASA
Investments
Deduction for dividends	653
Share of profit of equity-accounted investments	602
Associates | Ithaca Energy Plc
Investments
Deduction for dividends	161
Associates | ADNOC Global Trading Ltd
Investments
Deduction for dividends	49
Share of profit of equity-accounted investments	€ 96
Joint ventures | Plenitude
Investments
Proportion of ownership interest in joint venture	65.00%
Joint ventures | SeaCorridor Srl
Investments
Deduction for dividends	€ 95
Joint ventures | 2024 Sol XV Llc and 2024 Sol XVI Llc | Plenitude
Investments
Additions and subscriptions	€ 111
Number of Businesses Acquired | NUMBER	2
Power generating capacity, existing or in advanced development | MW	245
Number of photovoltaic projects | NUMBER	2
Joint ventures | 2024 Sol XV Llc | Plenitude
Investments
Proportion of ownership interest acquired (as a percent)	37.98%
Joint ventures | 2024 Sol XVI Llc | Plenitude
Investments
Proportion of ownership interest acquired (as a percent)	32.07%
Joint ventures | E&E Algeria Touat BV
Investments
Additions and subscriptions	€ 62
Proportion of ownership interest acquired (as a percent)	12.00%
Proportion of ownership interest in joint venture	66.00%
Divestments and reimbursements	€ 83
Joint ventures | 2025 Bateria II Llc | Plenitude
Investments
Additions and subscriptions	€ 55
Proportion of ownership interest acquired (as a percent)	33.92%
Joint ventures | Vårgrønn AS
Investments
Share of loss of equity-accounted investments	€ 35
Joint ventures | Vårgrønn AS | Offshore wind projects in United Kingdom
Investments
Additions and subscriptions	€ 30
Joint ventures | Doggerbank Offshore Wind Farm Project 3 Holdco Ltd
Investments
Proportion of ownership interest acquired (as a percent)	20.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Additions and subscriptions	€ 29
Proportion of ownership interest in joint venture	50.00%
Joint ventures | Saipem SpA
Investments
Deduction for dividends	€ 72
Share of profit of equity-accounted investments	71
Joint ventures | Eni CCUS Holding
Investments
Changes in the scope of consolidation	138
Joint ventures | Azule Energy Holdings Ltd
Investments
Deduction for dividends	386
Share of profit of equity-accounted investments	415
Joint ventures | St. Bernard Renewables Llc
Investments
Share of loss of equity-accounted investments	58
Joint ventures | Cardon IV SA
Investments
Share of profit of equity-accounted investments	€ 62